Financial Risk Management and Policies - Schedule of Liabilities Arising from Financing Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Borrowings (including accrued interest) [Member]
Schedule of Liabilities Arising from Financing Activities [Line Items]
Borrowings, Balance beginning		$ 165,402,251	$ 177,294,288
Borrowings, Cash inflow
Borrowings, Cash outflow		(14,396,134)	(14,396,134)
Borrowings, Interest paid		(13,880,392)	(15,102,898)
Borrowings, Others	[1]	16,629,906	17,606,995
Borrowings, Balance ending		153,755,631	165,402,251
Lease liabilities [Member]
Schedule of Liabilities Arising from Financing Activities [Line Items]
Borrowings, Balance beginning		91,991,314	90,873,411
Borrowings, Cash inflow
Borrowings, Cash outflow		(6,370,879)	(4,137,362)
Borrowings, Interest paid
Borrowings, Others	[1]	8,116,212	5,255,265
Borrowings, Balance ending		$ 93,736,647	$ 91,991,314

[1]	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.